Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Interest, net of amounts capitalized	$ 1,971	$ 2,629	$ 2,433